Investments (Details Textuals 18) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	$ 350,271	$ 324,797
Non-income producing fixed maturity securities [Member]
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	62	130
Net unrealized gain (loss)	$ (19)	$ (23)